Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Summary of Actual Capital Amounts and Ratios of Company and Bank

The actual capital amounts and ratios of the Company and Bank as of December 31, are presented in the following tables:

			Minimum		Minimum Required
			Required For		To Be Well Capitalized
			Capital Adequacy		Under Prompt
	Actual		Purposes		Corrective Action
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
2013
Total capital (to risk-weighted assets)
Consolidated	$53,268	13.6%	$31,416	8.0%	$39,270	10.0%
Bank	52,458	13.4	31,392	8.0	39,240	10.0
Tier I capital (to risk-weighted assets)
Consolidated	48,357	12.3	15,708	4.0	23,562	6.0
Bank	47,558	12.1	15,696	4.0	23,544	6.0
Tier I capital (to average assets)
Consolidated	48,357	8.2	23,550	4.0	29,438	5.0
Bank	47,558	8.1	23,544	4.0	29,430	5.0
2012
Total capital (to risk-weighted assets)
Consolidated	$49,534	13.3%	$29,707	8.0%	$37,134	10.0%
Bank	48,940	13.2	29,695	8.0	37,118	10.0
Tier I capital (to risk-weighted assets)
Consolidated	44,946	12.1	14,854	4.0	22,280	6.0
Bank	44,352	12.0	14,847	4.0	22,271	6.0
Tier I capital (to average assets)
Consolidated	44,946	7.9	22,794	4.0	28,493	5.0
Bank	44,352	7.8	22,788	4.0	28,485	5.0